Taxes (Schedule Of After Tax Benefits Related To Interest And Penalties In Provision For Income Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes [Abstract]
Income tax examination, penalties and interest expense	$ 60	$ 29	$ 14